Pension and Other Postretirement Benefits Defined contribution plan expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Defined Benefit Plan Disclosure [Line Items]
Separation related adjustments			$ 191.0
Defined Contribution Plan, Cost Recognized	7.1	2.8	1.8
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Allocation Of Assets, Other Securities	1.00%	1.00%
Pension Benefits | Real assets
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	10.00%
Defined Benefit Plan, Actual Plan Asset Allocations	6.00%	5.00%
Pension Benefits | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	0.50%
U.S. Plans, Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	5.00%	5.00%
Candian Plans, Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	6.00%	6.50%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	5.00%
Participants Over 65 [Member] | U.S. Plans, Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	6.40%	6.60%
Participants Under 65 | U.S. Plans, Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	8.50%	9.00%
Accumulated Defined Benefit Plans Adjustment [Member]
Defined Benefit Plan Disclosure [Line Items]
Separation related adjustments			$ 7.2